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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Stelliam Investment Management, LP
                  31 West 52nd Street, 16th Floor
                  New York, NY 10019

Form 13F File Number:      028-12932
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702

Signature, Place, and Date of Signing:

 /s/ Gregg L. Kudisch               New York, NY             August 13, 2009
----------------------           -------------------        -----------------
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   60
                                                          ------------------

Form 13F Information Table Value Total:                             $228,850
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         --------                   -------------------------

                                              Stelliam Investment Management, LP
                                                  Form 13F Information Table
                                                 Quarter ended June 30, 2009



                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value     Shares or
                           Title of          Cusip        (in      Principal SH/ Put/       Shared  Shared Other
Issuer                       Class           Number    thousands)    Amount  PRN Call Sole  Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
012 SMILE COMMUNICATIONS
LTD                          ORD SHS        M98939107      $988     120,000  SH         X                          120,000
------------------------------------------------------------------------------------------------------------------------------------
ACE LIMITED                  SHS            H0023R105    $3,981      90,000  SH         X                           90,000
------------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL       NOTE 7.50%
CMNTY                        8/15/25        00828UAB9    $5,181   5,000,000 PRN         X                        5,000,000
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                  COM            037411105    $3,968      55,000  SH         X                           55,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC            COM            038222105    $3,456     315,000  SH         X                          315,000
------------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING NV ADR          NY REG SHS     N07059186    $3,464     160,000  SH         X                          160,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                     COM            00206R102    $3,726     150,000  SH         X                          150,000
------------------------------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC             COM            073302101    $3,599     250,600  SH         X                          250,600
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP.                 COM            152312104    $4,442     525,000  SH         X                          525,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC            COM            17275R102    $6,990     375,000  SH         X                          375,000
------------------------------------------------------------------------------------------------------------------------------------
CLEARWATER PAPER CORP        COM            18538R103    $5,058     200,000  SH         X                          200,000
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA ENTERPRISES INC    COM            191219104    $6,660     400,000  SH         X                          400,000
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP                     COM            126408103    $2,078      60,000  SH         X                           60,000
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC        CLASS B        210795308    $1,329     150,000  SH         X                          150,000
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC        CLASS B        210795308    $2,658     300,000  SH  CALL   X                          300,000
------------------------------------------------------------------------------------------------------------------------------------
D.R. HORTON INC              COM            23331A109    $1,685     180,000  SH         X                          180,000
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES INC DEL       COM            247361702    $3,474     600,000  SH         X                          600,000
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP                 COM            29364G103    $4,651      60,000  SH         X                           60,000
------------------------------------------------------------------------------------------------------------------------------------
EOG RES INC                  COM            26875P101    $5,434      80,000  SH         X                           80,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 11.25%
EXPRESSJET HOLDINGS INC      8/1/23         30218UAB4    $6,150   8,200,000 PRN         X                        8,200,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value     Shares or
                           Title of          Cusip        (in      Principal SH/ Put/       Shared  Shared Other
Issuer                       Class           Number    thousands)    Amount  PRN Call Sole  Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS INC      COM NEW        30218U306    $2,415   1,750,000  SH         X                        1,750,000
------------------------------------------------------------------------------------------------------------------------------------
GAMESTOP CORP NEW            CL A           36467W109    $3,962     180,000  SH         X                          180,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC      COM            38141G104    $5,898      40,000  SH         X                           40,000
------------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL HOLDINGS INC    COM            42805T105    $3,995     500,000  SH         X                          500,000
------------------------------------------------------------------------------------------------------------------------------------
HILLTOP HOLDINGS INC         COM            432748101    $2,374     200,000  SH         X                          200,000
------------------------------------------------------------------------------------------------------------------------------------
HORMEL FOODS CORP            COM            440452100    $6,045     175,000  SH         X                          175,000
------------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP                  COM            45337C102    $1,152     350,000  SH         X                          350,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 3.50%
INCYTE CORP                  2/15/11        45337CAE2    $1,744   2,500,000 PRN         X                        2,500,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 3.50%
INCYTE CORP                  2/15/11        45337CAF9    $7,275  10,000,000 PRN         X                       10,000,000
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP         COM            477143101    $1,176     275,500  SH         X                          275,500
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO          COM            46625H100    $6,822     200,000  SH         X                          200,000
------------------------------------------------------------------------------------------------------------------------------------
KELLOGG CO                   COM            487836108    $3,493      75,000  SH         X                           75,000
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                  COM            493267108    $1,310     250,000  SH         X                          250,000
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP            COM            512807108    $1,950      75,000  SH         X                           75,000
------------------------------------------------------------------------------------------------------------------------------------
LOGITECH INTL S A            SHS            H50430232    $3,850     275,000  SH         X                          275,000
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                    COM            55616P104    $4,704     400,000  SH         X                          400,000
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                  COM            583916101    $9,461   1,133,000  SH         X                        1,133,000
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                  COM            583916101    $1,461     175,000  SH  CALL   X                          175,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 2.25%
MEDAREX INC                  5/15/11        583916AG6    $9,350  10,000,000 PRN         X                       10,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 1.875%
MICRON TECHNOLOGY INC        06/01/14       595112AH6    $4,463   7,500,000 PRN         X                        7,500,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 4.250%
MICRON TECHNOLOGY INC        10/15/13       595112AJ2    $2,919   2,500,000 PRN         X                        2,500,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP               COM            594918104    $8,320     350,000  SH         X                          350,000
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME              *W EXP
ACQUIS CORP                  06/25/2013     Y62159119      $152     317,100  SH         X                          317,100
------------------------------------------------------------------------------------------------------------------------------------




                                                                                       Investment Discretion       Voting Authority
                                                      Fair Market
                                                         Value     Shares or
                           Title of          Cusip        (in      Principal SH/ Put/       Shared  Shared Other
Issuer                       Class           Number    thousands)    Amount  PRN Call Sole  Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME
HOLDINGS INC                 COM            Y62196103    $2,320     548,500  SH         X                          548,500
------------------------------------------------------------------------------------------------------------------------------------
OSCIENT PHARMACEUTICALS      NOTE 3.50%
CORP                         4/15/11        68812RAC9      $112   7,570,000 PRN         X                        7,570,000
------------------------------------------------------------------------------------------------------------------------------------
PEOPLES UNITED
FINANCIAL INC                COM            712704105    $4,136     275,000  SH         X                          275,000
------------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP        COM            716495106    $3,903     175,000  SH         X                          175,000
------------------------------------------------------------------------------------------------------------------------------------
RADVISION LTD                ORD            M81869105    $2,741     350,000  SH         X                          350,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                 COM            80004C101    $3,305     225,000  SH         X                          225,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 1.00%
SANDISK CORP                 5/15/13        80004CAC5    $3,163   5,000,000 PRN         X                        5,000,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC         COM            832248108    $3,493     250,000  SH         X                          250,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY INDS INC        COM            838518108    $2,966      85,000  SH         X                           85,000
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC         COM NEW        866810203    $2,028     220,000  SH         X                          220,000
------------------------------------------------------------------------------------------------------------------------------------
VISTAPRINT LIMITED           SHS            G93762204    $2,133      50,000  SH  PUT    X                           50,000
------------------------------------------------------------------------------------------------------------------------------------
VULCAN MATLS CO              COM            929160109    $4,310     100,000  SH  PUT    X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN RFNG INC             COM            959319104    $6,707     950,000  SH         X                          950,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN RFNG INC             COM            959319104    $1,059     150,000  SH  CALL   X                          150,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE 5.75%
WESTERN RFNG INC             6/15/14        959319AC8    $5,385   6,000,000 PRN         X                        6,000,000
------------------------------------------------------------------------------------------------------------------------------------
WUXI PHARMATECH
CAYMAN INC                   SPONSORED ADR  929352102    $4,012     425,000  SH         X                          425,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC               COM            98385X106    $3,814     100,000  SH         X                          100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                  $228,850
(in thousands)
